LAND USE RIGHTS (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
LAND USE RIGHTS
Land use rights	$ 198,341	¥ 1,361,969	¥ 1,361,969
Less: accumulated amortization	(7,876)	(54,082)	(26,843)
Land use rights, net	$ 190,465	¥ 1,307,887	¥ 1,335,126